Balance Sheets - USD ($)	Apr. 30, 2016	Apr. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 0	$ 0
TOTAL CURRENT ASSETS	0	0
TOTAL ASSETS	$ 0	$ 0
CURRENT LIABILITIES
Accounts payable and accrued expenses
Payable to related party
TOTAL CURRENT LIABILITIES
TOTAL LIABILITIES
STOCKHOLDERS' DEFICIT
Common Stock, $0.0001 par value, 100,000,000 shares authorized, 40,000,000 shares issued and outstanding	$ 4,000	$ 4,000
Additional paid-in capital	10,877	4,008
Accumulated deficit	(14,877)	(8,008)
TOTAL STOCKHOLDERS' DEFICIT	0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0